UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2671

DWS Municipal Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 08/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2006 (Unaudited)

DWS High Yield Tax Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 93.8%
Alabama 0.8%
Camden, AL, Industrial Development Board Revenue, Weyerhaeuser, Series A, 6.125%, 12/1/2024	1,000,000	1,091,290
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, 5.75%, 6/1/2031	3,700,000	3,942,645
Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	2,000,000	2,069,620

		7,103,555
Alaska 0.3%
Anchorage, AK, State General Obligation, 5.5%, 7/1/2018 (a)	2,680,000	2,940,469
Arizona 0.5%
Arizona, Water & Sewer Revenue, Water Infrastructure Finance Authority, Series A, Prerefunded, 5.375%, 10/1/2013	3,625,000	3,920,474
California 17.0%
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, 5.875%, 5/1/2016	4,500,000	5,071,860
California, Multi-Family Housing Revenue, Communities Development Authority Revenue, East Valley Tourist, Series A, 9.25%, 10/1/2020	4,000,000	4,386,120
California, Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2020	4,000,000	4,428,480
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.625%, 6/1/2038	15,110,000	16,818,034
Series 2003-A-1, 6.75%, 6/1/2039	17,750,000	20,040,105
California, State General Obligation:
5.0%, 2/1/2020	11,105,000	11,712,777
5.25%, 2/1/2019	8,000,000	8,635,840
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2019	3,825,000	4,215,877
California, Whittier Union High School District, 5.0%, 8/1/2016 (a)	2,980,000	3,256,008
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Prerefunded, Series A, 7.1%, 1/1/2011	4,415,000	4,993,100
Prerefunded, Series A, 7.15%, 1/1/2014	2,875,000	3,255,937
Los Angeles County, CA, Public Works Financing Authority Lease Revenue, Master Project, Series A, 5.0%, 12/1/2017 (a)	5,310,000	5,766,501
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, Series C, AMT, 7.5% , 12/1/2024	6,035,000	6,678,633
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, AMT, Series A, 7.375%, 9/1/2027	940,000	980,636
Sacramento, CA, Municipal Utility District Electric Revenue, Series R, 5.0%, 8/15/2015 (a)	11,220,000	12,323,150
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	4,000,000	4,200,880
San Joaquin Hills, CA, Transportation Corridor Agency:
Prerefunded, 7.6%, 1/1/2011	5,000,000	5,367,100
Prerefunded, 7.65%, 1/1/2012	15,000,000	16,110,900
Prerefunded, 7.65%, 1/1/2013	4,000,000	4,296,240

		142,538,178
Colorado 3.1%
Colorado, Hospital & Healthcare Revenue, Health Facilities Authority, Hospital-Portercare Adventist Health, 6.625%, 11/15/2026	2,000,000	2,290,060

Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway Authority, Series D, 7.125%, 6/15/2041	8,000,000	7,965,120
Denver, CO, Airport Revenue, AMT, Series D, 7.75%, 11/15/2013	9,775,000	11,025,027
Denver, CO, Sales & Special Tax Revenue, Urban Renewal Authority, AMT, 7.75%, 9/1/2016	2,155,000	2,203,423
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,640,025

		26,123,655
Connecticut 1.8%
Mashantucket, CT, Project Revenue, Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2010	2,000,000	1,668,640
Series B, 144A, Zero Coupon, 9/1/2011	2,000,000	1,583,120
Series B, 144A, Zero Coupon, 9/1/2012	2,000,000	1,504,640
Series B, 144A, Zero Coupon, 9/1/2013	2,000,000	1,418,360
Series B, 144A, Zero Coupon, 9/1/2014	2,000,000	1,342,740
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Western Pequot Tribe:
Series B, 144A, 5.7%, 9/1/2012	1,000,000	1,031,240
Series A, Prerefunded, 144A, 6.4%, 9/1/2011	1,490,000	1,546,769
Series A, 144A, 6.4%, 9/1/2011	1,510,000	1,540,200
Mohegan Tribe, CT, Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	3,031,410

		14,667,119
Delaware 0.4%
Delaware, Industrial Development Revenue, 6.375%, 5/1/2027	2,000,000	2,127,320
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series A, 6.0%, 1/1/2035	1,000,000	1,041,960

		3,169,280
Florida 2.1%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	455,000	468,645
Highlands County, FL, Health Facilities Authority Revenue, Adventist Sunbelt, Series A, 6.0%, 11/15/2031	1,000,000	1,116,200
Highlands County, FL, Hospital & Healthcare Revenue, Health Facilities Authority, Adventist Hospital, Series D, 5.875%, 11/15/2029	4,000,000	4,368,400
Hillsborough County, FL, Hospital & Healthcare Revenue, Industrial Development Authority, University Community Hospital Project, Series A, 5.625%, 8/15/2019	3,425,000	3,582,242
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	6,400,000	7,286,528
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	1,039,070

		17,861,085
Georgia 1.4%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	3,000,000	3,073,350
Athens-Clarke County, GA, Senior Care Revenue, Wesley Woods, 6.35%, 10/1/2017	1,310,000	1,190,515
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,235,000	1,254,266
Coweta County, GA, Senior Care Revenue, Residential Care Facilities for the Elderly Authority, Wesley Woods, Series A, 8.25%, 10/1/2026	1,000,000	1,023,520
Georgia, Municipal Electric Authority, Power Revenue:
Series Z, Prerefunded, 5.5%, 1/1/2012	80,000	85,202
Series 2005-Z, 5.5%, 1/1/2012	1,295,000	1,373,842
Rockdale County, GA, Resource Recovery Revenue, Development Authority, Visy Paper, Inc. Project, AMT, 7.4%, 1/1/2016	3,295,000	3,324,984

		11,325,679
Guam 0.2%
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,377,766
Illinois 1.9%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029 (a)	1,000,000	1,064,650
Illinois, Finance Authority Revenue, Three Crowns Park Plaza, Series A:
5.875%, 2/15/2026	1,225,000	1,269,443
5.875%, 2/15/2038	500,000	515,635

Illinois, Health Facilities Authority Revenue, Benedict State, Series 2003A-1, 6.9%, 11/15/2033	3,000,000	3,293,310
Kane County, IL, School District General Obligation, School District No. 129 Aurora West Side, Series A, 5.75%, 2/1/2018 (a)	4,370,000	4,820,591
Southern, IL, University Revenue, Housing & Auxiliary Facilities System, Series A, 5.0%, 4/1/2015 (a)	3,130,000	3,389,696
Winnebago County, IL, School District General Obligation, School District No. 122, Series 3, 6.45%, 6/1/2008 (a)	1,500,000	1,570,995

		15,924,320
Indiana 0.8%
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	1,000,000	1,003,250
Indiana, Senior Care Revenue, Health Facilities Finance Authority, Franciscan Eldercare Community Services, 5.875%, 5/15/2029	2,300,000	2,334,178
North Manchester, IN, Senior Care Revenue, 7.25%, 7/1/2033	3,000,000	3,121,020
St. Joseph County, IN, Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A, 6.0%, 5/15/2026	235,000	247,883

		6,706,331
Iowa 0.4%
Wapello County, IA, Hospital & Healthcare Revenue, Ottumwa Regional Health Center Project, 6.375%, 10/1/2031	3,000,000	3,208,260
Kansas 2.5%
Lenexa, KS, Hospital & Healthcare Revenue, Series C, 6.875%, 5/15/2032	1,750,000	1,895,635
Manhattan, KS, Senior Care Revenue, Meadowlark Hills Retirement, Series A, 6.5%, 5/15/2028	1,000,000	1,038,460
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	8,000,000	8,768,080
Wichita, KS, Hospital & Healthcare Revenue:
Series 3, 5.5%, 11/15/2025	1,300,000	1,366,378
Series 3, 5.625%, 11/15/2031	3,750,000	3,963,487
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	3,600,000	3,741,624

		20,773,664
Kentucky 1.1%
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance Authority, Norton Healthcare, Inc., Series A, 6.625%, 10/1/2028	5,500,000	5,985,705
Kentucky, Transportation/Tolls Revenue, State Turnpike Authority, Revitalization Project, Series A, 5.5%, 7/1/2014 (a)	3,210,000	3,589,229

		9,574,934
Maryland 2.3%
Anne Arundel County, MD, General Obligation, National Business Park Project, Prerefunded, 144A, 7.375%, 7/1/2028	1,983,000	2,276,920
Maryland, Higher Education Revenue, Collegiate Housing Foundation, Series A, 5.75%, 6/1/2031	1,000,000	1,072,380
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	2,500,000	2,802,700
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.625%, 12/1/2022	12,000,000	12,793,320

		18,945,320
Massachusetts 6.3%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT:
6.5%, 9/1/2035	3,955,000	4,083,261
8.0%, 9/1/2035	990,000	996,722
Massachusetts, Health & Educational Facilities Authority Revenue, Caritas Christi Obligation, Series B, 6.25%, 7/1/2022	1,750,000	1,894,148
Massachusetts, Health & Educational Facilities Authority Revenue, Milford-Whitinsville Hospital, Series D, 6.5%, 7/15/2023	2,685,000	2,921,226
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015	3,900,000	4,777,734

Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Partners Healthcare System, Series B, 5.125%, 7/1/2019	1,185,000	1,226,060
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, South Shore Hospital:
Series F, 5.625%, 7/1/2019	1,000,000	1,052,000
Series F, 5.75%, 7/1/2029	4,000,000	4,221,280
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,855,000	4,022,500
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	2,000,000	2,466,100
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	8,179,653
Massachusetts, State General Obligation, Series B, 5.0%, 8/1/2014	5,000,000	5,407,450
Massachusetts, State Water Resources Authority, Series A, 5.25%, 8/1/2016 (a)	10,000,000	11,124,600

		52,372,734
Michigan 3.1%
Delta County, MI, Pollution Control Revenue, Economic Development Corp., Series A, 6.25%, 4/15/2027	5,000,000	5,653,800
Detroit, MI, Sales & Special Tax Revenue, Downtown Development Authority:
Zero Coupon, 7/1/2011	3,150,000	2,558,461
Zero Coupon, 7/1/2012	3,150,000	2,433,973
Detroit, MI, School District General Obligation:
Series A, 5.5%, 5/1/2016 (a)	1,500,000	1,641,225
Series A, 5.5%, 5/1/2018 (a)	1,565,000	1,712,345
Series A, 5.5%, 5/1/2019 (a)	1,200,000	1,312,980
Kalamazoo, MI, Industrial Development Revenue, Economic Development Corp., Series A, 7.5%, 5/15/2029	2,000,000	2,174,620
Kentwood, MI, Economic Development, Limited Obligation, Holland Home, Series A, 5.375%, 11/15/2036	2,000,000	2,042,380
Kentwood, MI, Industrial Development Revenue, Economic Development, Series A, 6.0%, 11/15/2032	1,750,000	1,874,058
Michigan, Senior Care Revenue, Strategic Fund Limited, 5.75%, 11/15/2018	1,500,000	1,570,965
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health System, Series A, 5.0%, 11/15/2016	1,125,000	1,205,674
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030	2,000,000	2,189,760

		26,370,241
Minnesota 0.3%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Benedictine Health Systems, St. Mary:
5.375%, 2/15/2022	1,000,000	1,060,400
5.5%, 2/15/2023	1,000,000	1,070,240

		2,130,640
Mississippi 0.2%
Mississippi, Sales & Special Tax Revenue, Development Bank, Diamond Lakes Utilities, Series A, 6.25%, 12/1/2017	1,300,000	1,314,924
Missouri 2.4%
Florissant, MO, Industrial Development Revenue, Desmet Acquisition, Series A, 8.5%, 8/15/2030	6,600,000	7,346,658
Florissant, MO, Industrial Development Revenue, St. Catherine Acquisition, Series B, 9.0%, 8/15/2030	3,110,000	3,457,729
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	1,055,780
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	7,600,000	8,608,292

		20,468,459
Nevada 1.4%
Clark County, NV, County General Obligation, 5.5%, 6/1/2015 (a)	5,000,000	5,384,400
Las Vegas, NV, Transportation/Tolls Revenue, Las Vegas Monorail Project, 7.375%, 1/1/2030	6,000,000	6,177,000

		11,561,400
New Hampshire 1.2%
New Hampshire, Higher Education Revenue, Health & Educational Facilities Authority, New Hampshire College Issue, 7.4%, 1/1/2023	2,000,000	2,307,660
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,804,657
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	1,710,000	1,743,841
5.625%, 7/1/2018	1,615,000	1,652,516
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Riverwoods at Exeter:
Series A, 6.375%, 3/1/2013	640,000	652,019
Series A, 6.5%, 3/1/2023	1,000,000	1,017,240

		10,177,933
New Jersey 1.9%
Middlesex County, NJ, Pollution Control Authority Revenue, Pollution Control Amerada, 6.05%, 9/15/2034	1,000,000	1,076,320
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,165,000	1,241,261
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (a)	1,430,000	1,529,242
Series A, 5.0%, 7/1/2023 (a)	1,770,000	1,865,403
New Jersey, Economic Development Authority Revenue, United Methodist Homes, Series A-2, 6.625%, 7/1/2033	2,500,000	2,768,575
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,467,878
New Jersey, Tobacco Settlement Filing Corp., 6.25%, 6/1/2043	5,500,000	5,948,085

		15,896,764
New York 8.0%
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, 8.25%, 11/15/2030	3,000,000	3,307,560
New York, Liberty Development Corp. Revenue, National Sports Museum Project, Series A, 144A, 6.125%, 2/15/2019	2,500,000	2,583,225
New York, State Agency General Obligation Lease, Metropolitan Transportation Authority, Series O, ETM, 5.75%, 7/1/2013	2,750,000	2,975,307
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 3/15/2017 (a)	3,000,000	3,236,550
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	2,750,000	2,990,872
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2016 (a)	2,500,000	2,721,525
New York, Transportation/Tolls Revenue, Transportation Authority, Series A, 5.75%, 7/1/2018	7,000,000	8,106,000
New York City, NY, Housing Development Corp. Revenue, Capital Funding Project, NYC Housing Authority Project, Series A, 5.0%, 7/1/2018 (a)	12,500,000	13,431,500
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	8,000,000	8,512,800
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport:
AMT, 7.75%, 8/1/2031	5,000,000	5,800,750
AMT, 8.0%, 8/1/2028	3,000,000	3,547,980
New York, NY, General Obligation, Series A, 7.0%, 8/1/2007	4,800,000	4,884,528
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,685,625
New York, NY, Transitional Finance Authority, Series B, Prerefunded, 5.5%, 2/1/2016	2,000,000	2,163,511
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	1,272,538

		67,220,271
North Carolina 0.6%
North Carolina, Electric Revenue, Municipal Power Agency:
Series F, 5.5%, 1/1/2016	1,000,000	1,071,860

Series F, 5.5%, 1/1/2017	1,495,000	1,599,007
Series B, 6.375%, 1/1/2013	2,075,000	2,239,672

		4,910,539
North Dakota 0.5%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, 7.125%, 8/15/2024	3,750,000	4,158,713
Ohio 1.3%
Franklin County, OH, Hospital & Healthcare Revenue, Health Care Facilities, Ohio Presbyterian Retirement Service, Series A, 7.125%, 7/1/2029	1,000,000	1,151,670
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013 (a)	5,860,000	6,340,286
Ohio, Transportation/Tolls Revenue, Turnpike Authority, Series B, 5.5%, 2/15/2013 (a)	3,000,000	3,309,330

		10,801,286
Pennsylvania 5.5%
Allegheny County, PA, Hospital & Healthcare Revenue, Hospital Development Authority, West Pennsylvania Allegheny Health Services:
9.25%, 11/15/2022	2,000,000	2,375,240
Series B, 9.25%, 11/15/2030	4,630,000	5,489,328
Bucks County, PA, Industrial Development Authority, Retirement Community Revenue, Ann’s Choice, Inc. Facility, Series A, 6.25%, 1/1/2035	2,250,000	2,397,172
Chester County, PA, Senior Care Revenue, Health & Education Facilities Authority, Jenners Pond, Inc. Project, 7.625%, 7/1/2034	1,750,000	1,984,203
Delaware County, PA, Project Revenue, Authority First Management, White Horse Village Project, Series A, 7.625%, 7/1/2030	1,000,000	1,144,030
Delaware Valley, PA, County General Obligation, Regional Financial Authority, 5.75%, 7/1/2017	6,250,000	7,118,000
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	2,551,392
Montgomery County, PA, Senior Care Revenue, Higher Education & Health Authority, Philadelphia Geriatric Center, Series A, 7.25%, 12/1/2027	3,125,000	3,489,906
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	5,095,000	5,554,365
Pennsylvania, Sales & Special Tax Revenue, Economic Development Financing Authority, Amtrak Project, AMT, Series A, 6.125%, 11/1/2021	700,000	750,743
Pennsylvania, State General Obligation, 5.0%, 1/1/2017	4,000,000	4,349,400
Philadelphia, PA, Industrial Development Authority Revenue, Doubletree Commercial Development, Series A, Prerefunded, 6.5% *, 10/1/2027	4,500,000	4,638,330
Westmoreland County, PA, Industrial Development Authority Revenue, Redstone Retirement Community, Series A, 5.875%, 1/1/2032	1,000,000	1,036,610
Westmoreland County, PA, Senior Care Revenue, Industrial Development Authority, Health Care Facilities-Redstone, Series B, 8.125%, 11/15/2030	3,000,000	3,496,230

		46,374,949
Puerto Rico 0.2%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,570,666
Rhode Island 0.2%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	1,750,000	1,856,138
South Carolina 3.2%
Berkeley County, SC, General Obligation, School District: 5.5%, 1/15/2017 (a)	8,350,000	9,148,510
Prerefunded, 5.5%, 1/15/2017 (a)	620,000	679,291
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,569,840
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Bon Secours Health Systems, Inc., Series A, 5.625%, 11/15/2030	5,000,000	5,311,000
Series C, 7.0%, 8/1/2030	600,000	696,984
Series C, Prerefunded, 7.0%, 8/1/2030	4,820,000	5,737,969
Series A, Prerefunded, 7.375%, 12/15/2021	3,500,000	4,060,315

		27,203,909

Tennessee 3.5%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	2,500,000	2,691,250
5.0%, 12/15/2018	2,160,000	2,327,659
Elizabethton, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board, Series B, 8.0%, 7/1/2033	3,000,000	3,545,430
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, 7.5%, 7/1/2033	5,000,000	5,839,250
Shelby County, TN, Health Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care:
EMT, 6.5%, 9/1/2026	1,870,000	2,154,633
Prerefunded, 6.5%, 9/1/2026	3,130,000	3,606,417
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.25%, 9/1/2018	8,000,000	8,829,200

		28,993,839
Texas 9.4%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,500,000	3,837,400
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	2,549,050
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 4.3875%, 4/1/2027	4,975,000	3,757,220
Fort Bend, TX, General Obligation, Independent School District, Series A, 5.25%, 8/15/2025	4,445,000	4,807,757
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Herman Healthcare Systems, Series A, 5.125%, 12/1/2023	1,175,000	1,227,123
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Memorial Hermann Healthcare Systems, Series A, 6.375%, 6/1/2029	4,460,000	5,017,678
Hidalgo County, TX, Hospital & Healthcare Revenue, Health Services Mission Hospital, 6.875%, 8/15/2026	5,000,000	5,218,350
Hidalgo County, TX, Hospital & Healthcare Revenue, Mission Hospital, Inc. Project, 6.75%, 8/15/2016	3,500,000	3,655,435
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029	10,100,000	10,632,876
Jefferson County, TX, County General Obligation:
5.75%, 8/1/2015 (a)	3,075,000	3,399,197
5.75%, 8/1/2017 (a)	1,185,000	1,303,405
Lubbock, TX, Health Facilities Development Corp. Revenue, First Mortgage Carillon Project, Series A, 6.5%, 7/1/2019	2,510,000	2,694,209
Plano, TX, Independent School District:
Prerefunded, 5.375%, 2/15/2016	3,300,000	3,536,280
5.375%, 2/15/2016	1,700,000	1,812,931
San Antonio, TX, Gas & Electric System, 5.375%, 2/1/2020	2,500,000	2,700,575
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., 6.7%, 11/15/2030	2,500,000	2,811,925
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT, Series A, 6.1%, 8/1/2024	5,000,000	5,388,450
Texas, Water & Sewer Revenue, Waste Disposal Authority, AMT, 6.65%, 4/1/2032	2,000,000	2,159,740
Tom Green County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Shannon Health System Project, 6.75%, 5/15/2021	1,000,000	1,092,040
Travis County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Ascension Health, Series A, Prerefunded, 6.25%, 11/15/2015 (a)	10,000,000	10,882,500

		78,484,141
Utah 0.3%
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	2,000,000	2,224,160
Vermont 0.1%
Vermont, Housing Finance Agency Revenue, Northgate Project, AMT, 144A, 8.25%, 6/15/2020 (b)	830,000	830,755
Virginia 0.9%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	3,000,000	3,263,430

Virginia, Senior Care Revenue, 7.375%, 12/1/2032	3,500,000	4,283,160

		7,546,590
Washington 3.9%
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014 (a)	4,885,000	5,490,496
Tacoma, WA, Electric Revenue, Series A, 5.75%, 1/1/2016 (a)	5,000,000	5,469,250
Washington, Electric Revenue, Energy Northeast Electric, Series A, 5.75%, 7/1/2018 (a)	3,500,000	3,849,090
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	10,000,000	11,336,600
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, 7.125%, 7/1/2016	2,500,000	3,107,925
Whatcom County, WA, General Obligation, Washington School District No. 503, 5.5%, 12/1/2014 (a)	3,375,000	3,657,555

		32,910,916
West Virginia 0.7%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	980,000	1,076,207
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	4,020,000	4,518,681

		5,594,888
Wisconsin 2.1%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	5,000,000	5,711,600
Wisconsin, State General Obligation, Series 1, 5.5%, 5/1/2014 (a)	8,410,000	9,371,599
Wisconsin, State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc., Series A, 6.75%, 8/15/2034	2,500,000	2,716,025

		17,799,224

Total Municipal Bonds and Notes (Cost $722,190,152)		784,934,168
Municipal Inverse Floating Rate Notes 5.5%
California 0.7%
California, Electric Revenue, Department Water Supply, Series 309, 144A, 7.08%, 5/1/2018, Leverage Factor at purchase date: 2 to 1 (a)	1,875,000	2,257,088
California, General Obligation, Economic Recovery, Series 926, 144A, 6.706%, 7/1/2015, Leverage Factor at purchase date: 2 to 1	2,900,000	3,470,488

		5,727,576
District of Columbia 0.8%
District of Columbia, Water & Sewer Revenue, Water & Sewer Authority, RITES:
144A, 8.358%, 10/1/2014, Leverage Factor at purchase date: 2 to 1 (a)	4,220,000	5,460,469
144A, 8.377%, 10/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	1,155,000	1,546,060

		7,006,529
Massachusetts 0.8%
Massachusetts, Electric Revenue, Wholesale Electrical Co. Power Supply, Series 674, 144A, 10.45%, 7/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	5,392,500	7,060,131
Michigan 0.2%
Michigan, State Agency General Obligation Lease, Building Authority, RITES, Series PA-889R-B, 144A, 7.38%, 4/15/2009, Leverage Factor at purchase date: 2 to 1	1,145,000	1,329,425
New Jersey 0.2%
New Jersey, Economic Development Authority Revenue, RITES, Series PA-1253, 144A, 18.81%, 9/1/2011, Leverage Factor at purchase date: 6 to 1 (a)	1,015,000	1,820,910
New York 1.0%
New York, Municipal Securities Trust Certificates, Series 7000, Class B, 144A, 7.38%, 11/15/2016, Leverage Factor at purchase date: 2 to 1 (a)	5,000,000	5,984,100
New York, Senior Care Revenue, Dormitory Authority, Series 310, 144A, 8.34%, 2/15/2010, Leverage Factor at purchase date: 2 to 1 (a)	1,890,000	2,440,916

		8,425,016

Texas 0.5%
Dallas, TX, Airport Revenue, International Airport, Series 350, AMT, 144A, 7.285%, 5/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	3,565,000	4,142,174
Washington 1.3%
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, 8.395%, 7/1/2012, Leverage Factor at purchase date: 2 to 1	3,000,000	3,532,080
Washington, Electric Revenue, RITES, 7.111%, 7/1/2015, Leverage Factor at purchase date: 2 to 1	6,250,000	7,163,812

		10,695,892

Total Municipal Inverse Floating Rate Notes (Cost $40,666,858)		46,207,653
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $762,857,010)	99.3	831,141,821
Other Assets and Liabilities, Net	0.7	5,554,342

Net Assets	100.0	836,696,163

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2006.

(a)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group, Inc.	1.6
Financial Guaranty Insurance Company	3.9
Financial Security Assurance, Inc.	5.4
MBIA Corp.	10.3

(b)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities
	Acquisition	Acquisition		Value as a %
Security	Date	Cost ($)	Value ($)	of Net Assets
Vermont, Multi-Family Housing Revenue,
Housing Finance Agency, Northgate Project,
144A, AMT, 8.25%, 6/15/2020	12/12/1989	814,284	830,755	0.1

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Yield Tax Free Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Yield Tax Free Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 23, 2006